Equity Method Investments	6 Months Ended
Jun. 30, 2019
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Equity Method Investments

Note 8: Equity Method Investments

Equity method investments are primarily comprised of the Company’s 45% investment in Refinitiv.

The Company’s share of post-tax (losses) earnings in equity method investments as reported in the consolidated income statement is comprised of the following:

	Three months ended June 30,		Six months ended June 30,

	2019	2018	2019	2018
Refinitiv (45% ownership interest)	(129)	-	(231)	-
Other equity method investments	3	2	8	4
Total share of post-tax (losses) earnings in equity method investments	(126)	2	(223)	4

The composition of equity method investments as reported in the consolidated statement of financial position is comprised of the following:

	June 30,	December 31,

	2019	2018
Refinitiv (45% ownership interest)	1,805	2,052
Other equity method investments	164	155
Total equity method investments	1,969	2,207

Set forth below is summarized financial information for 100% of Refinitiv, and a reconciliation to the Company’s carrying value of its investment.

	Three months ended June 30,	Six months ended June 30,

	2019	2019
Revenues	1,550	3,117

Net loss	(267)	(477)
Remove: Net earnings attributable to non-controlling interests	(11)	(29)
Net loss attributable to Refinitiv	(278)	(506)
Other comprehensive income (loss) attributable to Refinitiv	46	(31)
Total comprehensive loss attributable to Refinitiv	(232)	(537)

	June 30,	December 31,

	2019	2018
Assets
Current assets	2,168	2,284
Non-current assets	21,007	20,978
Total assets	23,175	23,262
Liabilities
Current liabilities	1,880	1,842
Non-current liabilities	14,258	13,966
Total liabilities	16,138	15,808
Net assets	7,037	7,454
Non-controlling interests	(2,014)	(1,924)
Preference shares and other excluded items	(1,013)	(971)
Net assets attributable to Refinitiv	4,010	4,559

Net assets attributable to Refinitiv - beginning period	4,559	5,218
Net loss attributable to Refinitiv	(506)	(487)
Other comprehensive loss attributable to Refinitiv	(31)	(172)
Other adjustments(1)	(12)	-
Net assets attributable to Refinitiv - ending period	4,010	4,559
Thomson Reuters % share	45%	45%
Thomson Reuters carrying amount	1,805	2,052

(1)	Relates to an adjustment associated with the audit of Refinitiv’s 2018 annual financial statements.